Expense Example, No Redemption {- Franklin U.S. Government Money Fund} - Franklin U.S. Government Money Fund-16 - Franklin U.S. Government Money Fund - Class C	Nov. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 122
3 Years	381
5 Years	660
10 Years	$ 1,455